Fair Value Measurements (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements [Abstract]
Transfers from Level 1 to Level 2		$ 0	$ 0
Transfers from Level 2 to Level 1		0	0
Recurring Basis [Member]
Fair Value Measurements [Abstract]
Cash equivalents	[1]	48,430
Total		250,193
Recurring Basis [Member] | Corporate Debt Securities [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities	[2]	140,460
Recurring Basis [Member] | Debt Securities Issued by U.S. Government Agencies [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities	[2]	61,303
Recurring Basis [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements [Abstract]
Cash equivalents		48,430	7,100
Total		48,430
Recurring Basis [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Corporate Debt Securities [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities		0
Recurring Basis [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Debt Securities Issued by U.S. Government Agencies [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities		0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements [Abstract]
Cash equivalents		0
Total		201,763
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities		140,460
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Debt Securities Issued by U.S. Government Agencies [Member]
Fair Value Measurements [Abstract]
Available-for-sale securities		61,303
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements [Abstract]
Total		$ 0	$ 0

[1]	Included in cash and cash equivalents on our consolidated balance sheets.
[2]	Included in short-term investments on our consolidated balance sheets.